Property and equipment, net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 874,027	$ 846,894
Less: accumulated depreciation	(162,387)	(128,399)
Property and equipment, net	711,640	718,495
Properties [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	631,827	612,213
Automobiles [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	79,754	77,278
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 162,446	$ 157,403